Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Summary of cash and cash equivalents

	2019		2018		2017
Cash in banks	Ps.	4,612,927	Ps.	1,061,150	Ps.	963,162
Short-term investments		3,231,125		4,796,554		5,982,314
Cash on hand		44,880		5,238		5,403
Restricted funds held in trust related to debt service reserves		91,040		—		—
Total cash and cash equivalents	Ps.	7,979,972	Ps.	5,862,942	Ps.	6,950,879